Stockholders' Equity of Identive Group, Inc.	12 Months Ended
Dec. 31, 2013
Stockholders' Equity of Identive Group, Inc.

5. Stockholders’ Equity of Identive Group, Inc.

Preferred Stock

The Company is authorized to issue 10,000,000 shares of preferred stock, 40,000 of which have been designated as Series A Participating Preferred Stock, par value $0.001 per share. No shares of the Company’s preferred stock, including the Series A Participating Preferred Stock, were outstanding as of December 31, 2013. Identiv’s Board may from time to time, without further action by the Company’s stockholders, direct the issuance of shares of preferred stock in series and may, at the time of issuance, determine the rights, preferences and limitations of each series, including voting rights, dividend rights and redemption and liquidation preferences. Satisfaction of any dividend preferences of outstanding shares of preferred stock would reduce the amount of funds available for the payment of dividends on shares of the Company’s common stock. Holders of shares of preferred stock may be entitled to receive a preference payment in the event of any liquidation, dissolution or winding-up of the Company before any payment is made to the holders of shares of the Company’s common stock. Upon the affirmative vote of the Board, without stockholder approval, the Company may issue shares of preferred stock with voting and conversion rights which could adversely affect the holders of shares of its common stock.

Private Placement

On August 14, 2013, in a private placement, the Company issued 8,348,471 shares of its common stock at a price of $0.85 per share and warrants to purchase an additional 8,348,471 share of its common stock at an exercise price of $1.00 per share to accredited and other qualified investors (the “Investors” or “Warrant holders”). Aggregate gross consideration was $7.1 million and $0.8 million in issuance costs were recorded in connection with the private placement. The private placement was made pursuant to definitive subscription agreements between the Company and each Investor. The sale was made to accredited and other qualified investors in the United States and internationally in reliance upon available exemptions from the registration requirements of the U.S. Securities Act of 1933, as amended (the “Securities Act”) including Section 4(a) (2) thereof and Regulation D and Regulation S thereunder, as well as comparable exemptions under applicable state and foreign securities laws. The Company engaged a placement agent in connection with private placement outside the United States. The placement agent was paid cash compensation at closing of $0.6 million, together with bonus compensation of warrants to purchase 1.0 million shares of common stock and 1.0 million shares of common stock on the same terms as those sold to Investors in the offering. The securities were issued to the placement agent in reliance upon available exemptions from the registrations requirements of the Securities Act, including Regulation S thereunder. As agreed, the Company subsequently filed a registration statement in September 2013 with the Securities and Exchange Commission to register the resale of the shares and shares of common stock issuable upon exercise of the warrants.

The warrants have a term of four years and will not be exercisable for six months following the date of issuance. Any warrants, or portion thereof, not exercised prior to the expiration date will become void and of no value and such warrants shall be terminated and no longer outstanding. The number of shares issuable upon exercise of the warrants is subject to adjustment for any stock dividends, stock splits or distributions by the Company, or upon any merger or consolidation or sale of assets of the Company, tender or exchange offer for the Company’s common stock, or a reclassification of the Company’s common stock. The Company calculated the fair value of the warrants using the Black-Scholes option pricing model using the following assumptions: estimated volatility of 91.57%, risk-free interest rate of 1.08%, no dividend yield, and an expected life of four years. The fair value of the warrants is determined to be $4.0 million. The warrants are classified as equity in accordance with ASC Topic 505, Equity (“ASC 505”) as the settlement of the warrants will be in shares and are within the control of the Company.

Sale of Common Stock

On April 16, 2013, the Company entered into a purchase agreement (the “Purchase Agreement”) with Lincoln Park Capital Fund, LLC (“LPC”), pursuant to which the Company has the right to sell to LPC up to $20.0 million in shares of the Company’s common stock, subject to certain limitations and conditions set forth in the Purchase Agreement. As consideration for entering into the Purchase Agreement, the Company agreed to issue to LPC 251,799 shares of common stock (“Commitment Shares”) and is required to issue up to 323,741 additional shares of common stock on a pro rata basis for any additional purchases the Company requires LPC to make under the Purchase Agreement over its duration. The Company will not receive any cash proceeds from the issuance of these 251,799 shares or the 323,741 shares that may be issued if subsequent funding is received by the Company.

Pursuant to the Purchase Agreement, upon the satisfaction of all of the conditions to the Company’s right to commence sales under the Purchase Agreement (the “Commencement”), LPC initially purchased $2.0 million in shares of common stock at $1.14 per share on April 17, 2013. Thereafter, on any business day and as often as every other business day over the 36-month term of the Purchase Agreement, and up to an aggregate amount of an additional $18.0 million (subject to certain limitations) in shares of common stock, the Company has the right, from time to time, at its sole discretion and subject to certain conditions to direct LPC to purchase up to 100,000 shares of common stock. The purchase price of shares of common stock pursuant to the Purchase Agreement will be based on prevailing market prices of common stock at the time of sales without any fixed discount, and the Company will control the timing and amount of any sales of common stock to LPC, but in no event will shares be sold to LPC on a day the common stock closing price is less than $0.50 per share, subject to adjustment. In addition, the Company may direct LPC to purchase additional amounts as accelerated purchases if on the date of a regular purchase the closing sale price of the common stock is not below $0.75 per share. The Company intends to use the net proceeds from this offering for working capital and other general corporate purposes.

All shares of common stock to be issued and sold to LPC under the Purchase Agreement will be issued pursuant to the Company’s effective shelf registration statement on Form S-3 (Registration No. 333-173576), filed with the Securities and Exchange Commission in accordance with the provisions of the Securities Act of 1933, as amended, and declared effective on May 3, 2011, and the prospectus supplement thereto dated April 16, 2013. The Purchase Agreement contains customary representations, warranties and agreements of the Company and LPC, limitations and conditions to completing future sale transactions, indemnification rights and other obligations of the parties. There is no upper limit on the price per share that LPC could be obligated to pay for common stock under the Purchase Agreement. The Company has the right to terminate the Purchase Agreement at any time, at no cost or penalty. Actual sales of shares of common stock to LPC under the Purchase Agreement will depend on a variety of factors to be determined by the Company from time to time, including (among others) market conditions, the trading price of the common stock and determinations by the Company as to available and appropriate sources of funding for the Company and its operations.

On April 17, 2013, LPC initially purchased 1,754,386 shares of common stock for a net consideration of $1.5 million after recording $0.5 million in underwriting discounts, legal fees and issuance costs. As stipulated in the Purchase Agreement, the Company issued 284,173 shares of common stock consisting of 251,799 as Commitment Shares and 32,374 additional pro-rated shares of common stock. Subsequent to the initial purchase, the Company directed LPC to purchase 2.5 million shares of common stock from April 17, 2013 through December 31, 2013 for a net consideration of $1.9 million and issued 29,979 additional pro-rated shares of common stock.

Public Offering

In May 2011 the Company issued 7,843,137 shares of common stock at a price of $2.55 per share in an underwritten public offering for a net consideration of  $18.2 million after incurring $0.4 million in underwriting discounts and commissions and issuance costs related to the offering.

Private Placement

In November 2010, the Company issued 4,097,626 shares of common stock at a price of $2.525 per share and warrants to purchase an additional 4,097,626 shares of its common stock at an exercise price of $2.65 per share in a private placement to accredited and other qualified investors (the “Investors” or “Warrant Holders”). The warrants are exercisable beginning on the date of issuance and ending on the fifth anniversary of the date of issuance. Any portion of warrants not exercised prior to the expiration date will become void and of no value and such warrants shall be terminated and no longer outstanding. During the year ended December 31, 2013 and 2012, there were no warrants exercised but during the year ended December 31, 2011, the Company issued 0.4 million shares of its common stock to the Warrant Holders upon exercise of the warrants as disclosed in the consolidated statements of equity.

Acquisition Warrants

As part of the consideration paid by the Company in connection with the acquisition of Hirsch on April 30, 2009, the Company issued 4.7 million warrants to purchase shares of the Company’s common stock at an exercise price of $3.00, in exchange for the outstanding capital stock of Hirsch. Also, as part of the Hirsch transaction, the Company issued 0.2 million warrants to purchase shares of the Company’s common stock in exchange for outstanding Hirsch warrants at exercise prices in the range between $2.42 and $3.03, with a weighted average exercise price of $2.79. All warrants issued in connection with the Hirsch transaction became exercisable for a period of two years on April 30, 2012.

2011 Employee Stock Purchase Plan (“ESPP”)

In June 2011, Identiv’s stockholders approved the 2011 Employee Stock Purchase Plan (the “ESPP”). Initially, 2.0 million shares of common stock are reserved for issuance over the term of the ESPP, which is ten years. In addition, on the first day of each fiscal year commencing with fiscal year 2012, the aggregate number of shares reserved for issuance under the ESPP is automatically increased by a number equal to the lowest of (i) 750,000 shares, (ii) two percent of all shares outstanding at the end of the previous year, or (iii) an amount determined by the Board. If any option granted under the ESPP expires or terminates for any reason without having been exercised in full, the unpurchased shares subject to that option will again be available for issuance under the ESPP. Under the ESPP, eligible employees may purchase shares of common stock at 85% of the lesser of the fair market value of the Company’s common stock at the beginning of or end of the applicable offering period and each offering period lasts for six months. The first six-month exercise period under the ESPP commenced on July 1, 2011. The plan contains an automatic reset feature under which if the fair market value of a share of common stock on any exercise date (except the final scheduled exercise date of any offering period) is lower than the fair market value of a share of common stock on the first trading day of the offering period in progress, then the offering period in progress shall end immediately following the close of trading on such exercise date, and a new offering period shall begin on the next subsequent January 1 or July 1, as applicable, and shall extend for a 24-month period ending on December 31 or June 30, as applicable. As of June 30, 2013 and June 30, 2012, the plan automatically reset and a new offering period began on July 1, 2013 and July 1, 2012, respectively. As of January 1, 2013 and 2012, respectively, the aggregate number of shares reserved for issuance under the ESPP were automatically increased by 750,000 shares each in accordance with the terms of the plan. There were 192,113 and 298,241 shares of common stock issued under the ESPP during the years ended December 31, 2013 and 2012, respectively. As of December 31, 2013, there are 3,009,646 shares reserved for future grants under the ESPP. On December 18, 2013, the Compensation Committee of the Board suspended the ESPP effective January 1, 2014 and no shares will be issued under ESPP until further notice.

The following table illustrates the stock-based compensation expense resulting from the ESPP included in the consolidated statements of operations for the years ended December 31, 2013, 2012 and 2011 (in thousands):

	Year Ended December 31,
	2013	2012	2011
Cost of revenue	$45	$36	$21
Research and development	28	33	31
Selling and marketing	51	66	43
General and administrative	52	47	39
Total	$176	$182	$134

Stock-Based Compensation Plans

The Company has various stock-based compensation plans to attract, motivate, retain and reward employees, directors and consultants by providing its Board or a committee of the Board the discretion to award equity incentives to these persons. The Company’s stock-based compensation plans, the majority of which are stockholder approved, consist of the Director Option Plan, 1997 Stock Option Plan, 2000 Stock Option Plan, 2007 Stock Option Plan (“the 2007 Plan”), the Bluehill ID AG Executive Bonus Plan and Share Option Plan (the “Bluehill Plans”), the 2010 Bonus and Incentive Plan (the “2010 Plan”), and the 2011 Incentive Compensation Plan (the “2011 Plan”).

Stock Bonus and Incentive Plans

In connection with its acquisition of Bluehill ID AG in January 2010, the Company assumed the Bluehill Plans, pursuant to which options to purchase 2.0 million shares of the Company’s common stock may be granted to executives, key employees and other service providers, including the Chief Executive Officer (“CEO”) and Chief Financial Officer (“CFO”), based upon the achievement of certain performance targets or other terms and conditions as determined by the administrator of the plans. These plans expired in December 2013 and options will no longer be granted under these plans.

In June 2010, Identiv’s stockholders approved the 2010 Plan, under which cash and equity-based awards may be granted to executive officers, including the CEO and CFO, and other key employees (“Participants”) of the Company and its subsidiaries and members of the Company’s Board, as designated from time to time by the Compensation Committee of the Board. An aggregate of 3.0 million shares of the Company’s common stock was reserved for issuance under the 2010 Plan as equity-based awards, including shares, nonqualified stock options, restricted stock or deferred stock awards. These awards provide the Company´s executives and key employees with the opportunity to earn shares of common stock depending on the extent to which certain performance goals are met. For services rendered, Company executives are eligible to receive an incentive bonus in cash and shares of the Company’s common stock with certain lock-up periods. In addition, the Company´s executives and key employees are eligible to receive a grant of non-qualified stock options in an amount equal to 20% of the number of U.S. dollars in the participant’s base salary. The Compensation Committee may make incentive awards based on such terms, conditions and criteria as it considers appropriate, including awards that are subject to the achievement of certain performance criteria. Stock awards are generally fully vested at the time of grant, but subject to a 24-month lock-up from the date of grant. Because the award of share-based payments described above represents an obligation to issue a variable number of the Company’s shares determined on the basis of a monetary value derived solely on variations in an operating performance measure (and not on the basis of variations in the fair value of the entity’s equity shares), the award is considered a share-based liability in accordance with ASC 480 and is remeasured to fair value each reporting period. Since the adoption of the 2011 Plan (described below), the Company utilizes shares from the 2010 Plan only for performance-based awards to Participants and all equity awards granted under the 2010 Plan are issued pursuant to the 2011 Plan. As of December 31, 2013, a total of 1.1 million shares have been issued pursuant to the 2011 Plan.

On June 6, 2011, Identiv’s stockholders approved the 2011 Plan, which is administered by the Compensation Committee of the Board. The 2011 Plan provides that stock options, stock units, restricted shares, and stock appreciation rights may be granted to officers, directors, employees, consultants, and other persons who provide services to the Company or any related entity. The 2011 Plan serves as a successor plan to the Company’s 2007 Plan. The Company reserved 4.0 million shares of common stock under the 2011 Plan, plus 4.6 million shares common stock that remained available for delivery under the 2007 Plan and the 2010 Plan as of June 6, 2011. In aggregate, as of June 6, 2011, 8.6 million shares were available for future grants under the 2011 Plan, including shares rolled over from 2007 Plan and 2010 Plan. From June 6, 2011 through December 31, 2013, a total of 4.7 million options have been granted pursuant to the 2011 Plan.

Stock-Based Compensation Expense (Share Bonus and Incentive Plans)

The following table illustrates the stock-based compensation expense resulting from stock bonus and incentive plans included in the consolidated statements of operations for the years ended December 31, 2013, 2012 and 2011 (in thousands):

	Year Ended December 31,
	2013	2012	2011
Cost of revenue	$10	$0	$5
Research and development	8	10	19
Selling and marketing	311	80	90
General and administrative	66	120	336
Total	$395	$210	$450

As of December 31, 2013 and 2012, $0.4 million and $0.2 million, respectively, were accrued for and included in the accrued compensation and related benefits in the respective consolidated balance sheets.

Stock Option Plans

The Company’s stock options plans are generally time-based and expire seven to ten years from the date of grant. Vesting varies, with some options vesting 25% each year over four years; some vesting 25% after one year and monthly thereafter over three years; some vesting 100% on the date of grant; some vesting 1/12th per month over one year; some vesting 100% after one year; and some vesting monthly over four years. The Director Option Plan and 1997 Stock Option Plan both expired in March 2007. The 2000 Stock Option Plan expired in December 2010 and as noted above, the 2007 Plan was discontinued in June 2011 in connection with the approval of the 2011 Plan. As a result, options will no longer be granted under any of these plans.

As of December 31, 2013, an aggregate of  0.2 million options were outstanding under the Director Option Plan and 1997 Stock Option Plan, 0.2 million options were outstanding under the 2000 Stock Option Plan, 1.0 million options were outstanding under the 2007 Plan, and 4.1 million options were outstanding under the 2011 Plan. These outstanding options remain exercisable in accordance with the terms of the original grant agreements under the respective plans.

A summary of the activity under the Company’s stock-based compensation plans for the years ended December 31, 2013 is as follows:

		Stock Options				Stock Awards
	Shares Available for Grant	Number Outstanding	Average Exercise Price per share	Average Intrinsic Value	Remaining Contractual Life (in years)	Number Granted	Fair Value
Balance at January 1, 2011	7,542,277	1,810,188	$3.56	$128,300	4.66
Authorized	4,000,000
Granted	(1,447,980)	820,716	$2.53			627,264	$1,627,969
Cancelled or Expired	20,035	(343,082)	$7.27
Exercised		(21,001)	$2.36
Balance at December 31, 2011	10,114,332	2,266,821	$2.86	$49,298	5.90
Authorized	—
Granted	(2,447,033)	2,208,110	$1.17			238,923	$419,824
Cancelled or Expired	101,740	(425,959)	$2.85
Exercised
Balance at December 31, 2012	7,769,039	4,048,972	$1.94	$825,309	7.43
Authorized	—
Granted	(2,276,747)	2,115,725	$0.76			161,022	$135,600
Cancelled or Expired	441,902	(698,970)	$1.87
Exercised		(188)	$0.72
Balance at December 31, 2013	5,934,194	5,465,539	$1.49	$49,016	6.93
Vested or expected to vest at December 31, 2013		4,942,622	$1.56	$35,990	6.72
Exercisable at December 31, 2013		3,058,510	$1.98	$-	5.46

The following table summarizes information about options outstanding as of December 31, 2013:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.52 - $ 0.72	1,364,567	9.44	$0.59	189,989	$0.71
$0.73 - $ 1.20	1,875,211	7.95	1.03	1,196,421	1.15
$1.21 - $ 2.42	1,281,698	5.29	1.92	740,210	2.19
$2.43 - $ 6.95	941,063	3.52	3.11	928,890	3.12
$6.96 - $7.95	3,000	0.01	7.95	3,000	7.95
$0.52 - $7.95	5,465,539	6.93	$1.49	3,058,510	$1.98

For the year ended December 31, 2013, the weighted-average grant date fair value per option for options granted during the year was $0.76.  No options were exercised during 2013.

For the year ended December 31, 2012, the weighted-average grant date fair value per option for options granted during the year was $1.17. No options were exercised during 2012.

For the year ended December 31, 2011, the weighted-average grant date fair value per option for options granted during the year was $2.53. 21,001 options were exercised and there were cash proceeds of $56,591 from the exercise of stock options.

The fair value of option grants was estimated using the Black-Scholes-Merton model with the following weighted-average assumptions for each of the three years ended December 31:

	2013	2012	2011
Risk-free interest rate	1.75%	0.72%	0.69%
Expected volatility	92.31%	99.73%	102.4%
Expected term in years	4.88	4.69	4.24
Dividend yield	None	None	None

Risk-Free Interest Rate: The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for the expected term of the option.

Expected Volatility: The Company’s computation of expected volatility for the three years ended December 31, 2013 is based on the historical volatility of the Company’s stock for a time period equivalent to the expected term.

Expected Term: The Company’s expected term represents the period that the Company’s stock-based awards are expected to be outstanding and was determined for the three years ended December 31, 2013, based on historical experience of similar awards, giving consideration to the contractual terms of the stock-based awards, vesting schedules and expectations of future employee behavior.

Dividend Yield: The dividend yield assumption is based on the Company’s history and expectation of dividend payouts.

Forfeiture Rates: Compensation expense recognized in the consolidated statements of operations for the three years ended December 31, 2013 is based on awards ultimately expected to vest, and reflects estimated forfeitures. ASC 718, Compensation-Stock Compensation, requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

Stock-Based Compensation Expense (Stock Options)

The following table illustrates the stock-based compensation expense resulting from stock options included in the consolidated statements of operations for the years ended December 31, 2013, 2012, and 2011 (in thousands):

	Year Ended December 31,
	2013	2012	2011
Cost of revenue	$14	$12	$15
Research and development	68	56	12
Selling and marketing	259	295	333
General and administrative	428	453	79
Restructuring	45	-	-
Stock-based compensation expense, net of income taxes of nil	$814	$816	$439

At December 31, 2013, there was $1.1 million of unrecognized stock-based compensation expense, net of estimated forfeitures related to non-vested options, that is expected to be recognized over a weighted-average period of 3.17 years.

Common Stock Reserved for Future Issuance

As of December 31, 2013, the Company has reserved an aggregate of 12.3 million shares of its common stock for future issuance under its various equity incentive plans, of which 3.8 million shares are reserved for future grants under the 2011 Plan 5.5 million shares are reserved for future issuance pursuant to outstanding options under all other stock option and incentive plans and 3.0 million shares are reserved for future issuance under the ESPP.

As of December 31, 2013, the Company has reserved an aggregate of 3.3 million shares of common stock for future issuance in connection with its acquisition of Bluehill ID, consisting of 2.0 million shares for the outstanding options assumed at the closing of the Bluehill ID acquisition and 1.3 million shares for the noncontrolling shareholders of Bluehill ID.

As of December 31, 2013, the Company has reserved an aggregate of 18.9 million shares of common stock for future issuance pursuant to outstanding warrants, of which, 4.9 million shares are reserved pursuant to outstanding warrants in connection with its April 2009 acquisition of Hirsch Electronics Corporation, 3.7 million shares are reserved pursuant to outstanding warrants in connection with its November 2010 private placement, 1.0 million shares are reserved pursuant to outstanding warrants related to the third Amendment of the Loan and Security Agreement with Hercules Technology Growth Capital, Inc. in August 2013 and 9.3 million shares are reserved pursuant to outstanding warrants issued in connection with its August 2013 private placement.

As of December 31, 2013, the Company has reserved an aggregate of 8.6 million shares of common stock for future issuance for contingent consideration in connection with its acquisitions of idOnDemand.

As of December 31, 2013, the Company has reserved an aggregate of 7.5 million shares of common stock for future issuance to LPC under the Purchase Agreement.

Net Loss per Common Share Attributable to Identive Group, Inc. Stockholders’ Equity

Basic and diluted net loss per share is based upon the weighted average number of common shares outstanding during the period. For the years ended December 31, 2013, 2012, and 2011, common stock equivalents consisting of outstanding stock options and warrants were excluded from the calculation of diluted loss per share because these securities were anti-dilutive due to the net loss in the respective period. The total number of shares excluded from diluted loss per share relating to these securities was 880,000, 1,944,429 and 2,181,441 for the year ended December 31, 2013, 2012, and 2011, respectively.